Earnings per share (“EPS”) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator
Profit attributable to holders of common shares	$ 29,494	$ 26,363	$ 18,707
Denominator
Weighted average common shares for basic EPS	135,283,813	136,419,395	133,186,441
Earnings per share – basic	$ 0.22	$ 0.19	$ 0.14
Numerator
Profit attributable to holders of common shares	$ 29,494	$ 26,363	$ 18,707
Denominator
Weighted average common shares for diluted EPS	137,101,634	139,148,469	134,774,674
Earnings per share – diluted	$ 0.22	$ 0.19	$ 0.14